Subsidiary undertakings and related party transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of subsidiaries [line items]
Basic salary and bonus	€ 3.5	€ 6.8	€ 8.0
Pension contributions	0.2	0.2	0.2
Non-executive directors fees	0.5	0.6	0.7
Share-based compensation expense	2.4	3.7	4.5
Total Directors' emoluments	€ 6.6	€ 11.3	€ 13.4
Buzz (Ryanair Sun S.A.)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Malta Air Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Ryanair (DAC)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Lauda Europe Limited
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%
Ryanair U.K. Limited [Member]
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%